Commitments & Contingencies (Details)		12 Months Ended
	Feb. 11, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($)
Commitments & Contingencies
Underwriting cash discount per unit | $ / shares	$ 0.20
Aggregate deferred underwriting fee payable	$ 5,520,000
Deferred fee per unit | $ / shares	$ 0.35
Underwriter cash discount	$ 9,660,000
Attorney fee		$ 4,400,000
Percentage of legal fee contingent upon business combination		20.00%
Amount of legal fee contingent upon business combination		$ 880,000
Number of demands		2